Significant Accounting Policies (Details) - Schedule of property, plant and equipment are carried at cost less accumulated depreciation	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	20 years
Machineries and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	Shorter of the lease term or estimated useful lives
Minimum [Member] | Fixtures and electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Maximum [Member] | Fixtures and electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years